Related Party Transactions - Summary of Related Parties and Relationships (Detail)	12 Months Ended
Mar. 31, 2022
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group	Volcan Investments Limited (‘Volcan’)
Volcan Investments Cyprus Limited [member]
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group	Volcan Investments Cyprus Limited
Vedanta Resources Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Limited (VRL)
Vedanta Resources Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Holdings Limited	[1]
Twinstar Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Twin Star Holdings Limited	[1]
Finsider international company limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Finsider International Company Limited	[1]
Westglobe limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Westglobe Limited	[1]
Welter trading limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Welter Trading Limited	[1]
Richter Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Richter Holdings Limited	[1]
Vedanta Resources Finance Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Finance Limited	[1]
Vedanta Resources Cyprus Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Resources Cyprus Limited	[1]
Vedanta Holdings Mauritius II Limited [member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Holdings Mauritius II Limited	[1]
Sterlite Technologies Limited
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Technologies Limited
Sterlite Power Transmission Limited
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Power Transmission Limited
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Iron and Steel Company Limited
Sterlite Power Grid Ventures Limited [member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Sterlite Power Grid Ventures Limited
Twin Star Technologies Limited [Member]
Disclosure of transactions between related parties [line items]
Name of fellow subsidiaries	Twin Star Technologies Limited
Balco employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Balco Employees Provident Fund Trust
Hindustan Zinc Limited Employees Contributory Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust
Sesa group employees provident fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Group Employees Provident Fund
Sesa Mining Corporation Limited Employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Mining Corporation Limited Employees Provident Fund Trust
Sesa Resources Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Resources Limited Employees Provident Fund Trust
HZL Employee group Gratuity Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	HZL Employee Group Gratuity Trust
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund
Sesa Resources Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Resources Limited Employees Gratuity Fund
Sesa Mining Corporation Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Mining Corporation Limited Employees Gratuity Fund
HZL Superannuation Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	HZL Superannuation Trust
Sesa Group Executives Superannuation scheme Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Group Executives Superannuation scheme Fund
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund
FACOR Superannuation Trust [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	FACOR Superannuation Trust	[2]
FACOR Employees Gratuity Scheme [member]
Disclosure of transactions between related parties [line items]
Name of related parties with post retirement benefit plan relationships	FACOR Employees Gratuity Scheme	[2]
RoshSkor Township Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Name of associates and joint ventures	RoshSkor Township (Pty) Ltd
Goa Maritime Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of associates and joint ventures	Goa Maritime Private Limited
Vedanta Medical Research Foundation [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Vedanta Medical Research Foundation
Vedanta Foundation [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Vedanta Foundation
Cairn Foundation [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Cairn Foundation
Sesa Community Development Foundation [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Sesa Community Development Foundation
Janhit Electoral Trust [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Janhit Electoral Trust
Fujairah Gold Ghana [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Fujairah Gold Ghana
Runaya Refinery LLP [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Runaya Refining LLP
Minova Runaya Private Limited [member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Minova Runaya Private Limited
Vedanta Holdings Mauritius Limited [Member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Holdings Mauritius Limited	[1]
Vedanta UK Investments Limited [Member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta UK Investments Limited	[1]
Vedanta Netherlands Investments BV [Member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Netherlands Investments BV	[1]
Gaurav Overseas Private Limited [Member]
Disclosure of transactions between related parties [line items]
Name of associates and joint ventures	Gaurav Overseas Private Limited
Vedanta Holdings Jersey Limited [Member]
Disclosure of transactions between related parties [line items]
Name of intermediate holding companies	Vedanta Holdings Jersey Limited	[1]
Fujairah Metals LLC [Member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Fujairah Metals LLC
Caitlyn India Private Limited [Member]
Disclosure of transactions between related parties [line items]
Name of other related parties	Caitlyn India Private Limited

[1]	These entities are subsidiary companies of VRL and VRL through its subsidiaries holds 69.68% in Vedanta Limited.
[2]	Acquired during the year ended March 31, 2021.